Note 4 - Merger	12 Months Ended
Dec. 31, 2023
Notes to Financial Statements
Business Combination Disclosure [Text Block]

4. Merger

On August 16, 2023, the Company completed the Merger of EIP and Merger Sub as discussed in Note 1. For financial reporting purposes, EIP was determined to be the accounting acquirer based upon the terms of the Merger and other factors, including: (i) EIP securityholders immediately prior to the Merger owning approximately 76% of the Company immediately following the Merger, (ii) EIP appointing the majority (five of seven) of the Company’s Board immediately following the Merger and (iii) former EIP management holding the majority of key positions of management, including the Chief Executive Officer and Chairman of the Board positions, immediately following the Merger. The Merger was also accounted for as a reverse recapitalization under US GAAP because the primary assets of the Company immediately prior to the Merger were cash and cash equivalents. Accordingly, (i) for all periods prior to the Merger, EIP’s historical financial statements and results of operations replace and are deemed to be the Company’s financial statements and results of operations for such periods, (ii) the Merger was treated as the equivalent of EIP issuing shares of common stock to the holders of the Company's common stock immediately prior to the Merger as consideration to acquire the net assets of the Company, and (iii) the net assets of the Company as of immediately prior to the Merger were recorded at their acquisition-date fair value in the consolidated financial statements of EIP. Immediately after the Merger, there were approximately 5,674,277 shares of the Company’s common stock outstanding.

The following table shows the net assets acquired in the Merger:

August 16,
2023
Cash and cash equivalents	$12,705,140
Prepaid and other assets	406,488
Accounts payable and accrued expenses	(1,223,871)
Total net assets assumed	11,887,757
Minus: Transaction costs	(1,548,643)
Total net assets assumed minus transaction costs	$10,339,114